Basis of Presentation (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Basis of Presentation
Basis of Presentation

The accompanying interim condensed consolidated financial statements and related disclosures of Reshape Lifesciences Inc. (the “Company” or “ReShape”) have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and should be read in conjunction with the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, filed on April 8, 2022. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) have been condensed or omitted.

In the opinion of management, the interim consolidated condensed financial statements reflect all adjustments considered necessary for a fair statement of the interim periods. All such adjustments are of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results of operations to be expected for the full year.

Basis of Presentation The Company has prepared the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Revision of Previously Issued Financial Statement for Correction of Immaterial Errors

Revision of Previously Issued Financial Statement for Correction of Immaterial Errors

The Company revised the statement of operations for the periods ended December 31, 2020, March 31, 2021, June 30, 2021, September 30, 2021, December 31, 2021, and March 31, 2022, to reflect the correction of an immaterial error in the computation of the weighted average shares used to compute basic and diluted net loss per share. This revision has no impact on the Company’s net loss or accumulated deficit.

The following table summarizes the effect of the revision on each financial statement line item for the periods ended as indicated (presented as if the 1-for-50 reverse stock split effected on December 23, 2022 had occurred at the beginning of the earliest period presented):

	Condensed Consolidated Statement of Operations
	As Previously
	Reported	Adjustment	As Revised
For the year ended December 31, 2020
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(276.97)	$(0.47)	$(277.43)
Shares used to compute basic and diluted net loss per share	78,096	(131)	77,965
Three months ended March 31, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(62.04)	$0.16	$(61.88)
Shares used to compute basic and diluted net loss per share	78,560	203	78,763
Three months ended June 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(23.72)	$(19.12)	$(42.84)
Shares used to compute basic and diluted net loss per share	164,523	(73,443)	91,080
Six months ended June 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(55.34)	$(48.00)	$(103.34)
Shares used to compute basic and diluted net loss per share	158,575	(73,654)	84,921
Three months ended September 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(73.76)	$21.98	$(51.79)
Shares used to compute basic and diluted net loss per share	239,948	101,820	341,768
Nine months ended September 30, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(125.43)	$(28.14)	$(153.56)
Shares used to compute basic and diluted net loss per share	210,934	(38,646)	172,288
For the year ended December 31, 2021
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(250.16)	$(33.26)	$(283.42)
Shares used to compute basic and diluted net loss per share	247,571	(29,049)	218,522
Three months ended March 31, 2022
Net loss per share – basic and diluted:
Net loss per share – basic and diluted	$(22.16)	$0.02	$(22.14)
Shares used to compute basic and diluted net loss per share	370,792	239	371,031

Reverse Stock Split and Merger Exchange Ratio

Reverse Stock Split and Merger Exchange Ratio

At our 2022 annual meeting of stockholders (the “2022 Annual Meeting”), our stockholders approved an amendment to our certificate of incorporation to effect a reverse stock split of our common stock at a ratio ranging from one-for-thirty (1:30) to one-for-one hundred (1:100) of the outstanding shares of our common stock (the “reverse stock split”). On December 21, 2022, the Company filed a certificate of amendment to its restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect a one-for-fifty (1:50) reverse stock split to the Company’s outstanding common stock, $0.001 par value. The reverse stock split became effective for trading purposes upon the commencement of trading on December 23, 2022. Unless otherwise noted, all references to shares of the Company’s common stock and per share amounts have also been adjusted to reflect the reverse stock split.

On June 15, 2021, and immediately prior to the closing of the merger of Obalon Therapeutics, Inc. and ReShape Lifesciences Inc., the Company effected a 1-for-3 reverse stock split. No fractional shares were issued in connection with the reverse stock split. Unless otherwise noted, all references to shares of the Company’s common stock and per share amounts have also been adjusted to reflect the exchange ratio of 0.5367 Obalon shares for one ReShape share in connection with the merger.

Reverse Stock Splits

At the 2022 annual meeting of our stockholders (the “2022 Annual Meeting”), our stockholders approved an amendment to our certificate of incorporation to effect a reverse stock split of our common stock at a ratio ranging from one-for-thirty (1:30) to one-for-one hundred (1:100) reverse stock split of the outstanding shares of our common stock (the “reverse stock split”). On December 21, 2022, the Company filed a certificate of amendment to its restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to effect a one-for-fifty (1:50) reverse stock split to the Company’s outstanding common stock, $0.001 par value. The reverse stock split became effective for trading purposes upon the commencement of trading on December 23, 2022. Unless otherwise noted, all references to shares of the Company’s common stock and per share amounts have also been adjusted to reflect the reverse stock split.

On June 15, 2021, and immediately prior to the closing of the merger, the Company effected a 1-for-3 reverse stock split. Accordingly, all share and per share amounts for the periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split. No fractional shares were issued in connection with the reverse stock split. Unless otherwise noted, all references to shares of the Company’s common stock and per share amounts have also been adjusted to reflect the exchange ratio of 0.5367 Obalon shares for one ReShape share in connection with the merger.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may materially differ from these estimates. The Company reviews its estimates on an ongoing basis or as new information becomes available to ensure that these estimates appropriately reflect changes in its business.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Acquisition

Acquisition

The Company accounts for business combinations in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business generally being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill. Transaction costs associated with business combinations are expensed as incurred and are included in general and administrative related costs in the consolidated statements of operations. The Company performs valuations of assets acquired and liabilities assumed and allocates the purchase price to its respective assets and liabilities. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates.

Upon completion of the business combination with Obalon on June 15, 2021, the transaction was treated as a “reverse acquisition” for financial accounting purposes. As a result of the controlling interest of the former shareholders of ReShape, for financial statement reporting and accounting purposes, ReShape was considered the acquirer under the acquisition method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-55. The reverse acquisition is deemed a capital transaction in substance whereas the historical assets and liabilities of Obalon before the business combination were replaced with the historical financial statements of ReShape in all future filings with the SEC.

Acquisition

The Company accounts for business combinations in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations. The results of businesses acquired in a business combination are included in the Company’s consolidated financial statements from the date of the acquisition. Purchase accounting results in assets and liabilities of an acquired business generally being recorded at their estimated fair values on the acquisition date. Any excess consideration over the fair value of assets acquired and liabilities assumed is recognized as goodwill. Transaction costs associated with business combinations are expensed as incurred and are included in general and administrative related costs in the consolidated statements of operations. The Company performs valuations of assets acquired and liabilities assumed and allocates the purchase price to its respective assets and liabilities. Determining the fair value of assets acquired and liabilities assumed requires management to use significant judgment and estimates.

Upon completion of the business combination on June 15, 2021, with Obalon, the transaction was treated as a “reverse acquisition” for financial accounting purposes. As a result of the controlling interest of the former shareholders of ReShape, for financial statement reporting and accounting purposes, ReShape was considered the acquirer under the acquisition method of accounting in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805-10-55. The reverse acquisition is deemed a capital transaction in substance whereas the historical assets and liabilities of Obalon before the business combination were replaced with the historical financial statements of ReShape in all future filings with the SEC, for further details see Note 10.

Goodwill and Long-Lived Assets

Goodwill and Long-Lived Assets

Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

Indefinite-lived intangible assets relate to in-process research and development (“IPR&D”) acquired in business combinations. The estimated fair values of IPR&D projects acquired in a business combination which have not reached technological feasibility are capitalized and accounted for as indefinite-lived intangible assets until completion or abandonment of the projects. In accordance with guidance within FASB ASC 350 “Intangibles – Goodwill and Other,” goodwill and identifiable intangible assets with indefinite lives are not subject to amortization but must be evaluated for impairment.

We evaluate long-lived assets, including finite-lived intangible assets, for impairment by comparison of the carrying amounts to future net undiscounted cash flows expected to be generated by such assets when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Should an impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s fair value or estimates of future discounted cash flows.

For goodwill and indefinite-lived intangible assets, in-process research and development, we review for impairment annually and upon the occurrence of certain events as required by ASC Topic 350, “Intangibles – Goodwill and Other.” Goodwill and indefinite-lived intangible assets are tested at least annually for impairment and more frequently if events or changes in circumstances indicate that the asset might be impaired. We review goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If we are able to determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, we would conclude that goodwill is not impaired. If the carrying amount of a reporting unit is zero or negative, the second step of the impairment test is performed to measure the amount of impairment loss, if any, when it is more likely than not that a goodwill impairment exists. The Company recorded an impairment loss for indefinite-lived intangible assets for the three months and nine months ended September 30, 2022. See Note 4 below for details.

Goodwill and Other Long-Lived Assets

Goodwill represents the excess of the cost of an acquired business over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed in a business combination.

Indefinite-lived intangible assets relate to in-process research and development (“IPR&D”) acquired in business combinations. The estimated fair values of IPR&D projects acquired in a business combination which have not reached technological feasibility are capitalized and accounted for as indefinite-lived intangible assets until completion or abandonment of the projects. In accordance with guidance within FASB ASC 350 “Intangibles – Goodwill and Other,” goodwill and identifiable intangible assets with indefinite lives are not subject to amortization but must be evaluated for impairment.

We evaluate long-lived assets, including finite-lived intangible assets, for impairment by comparison of the carrying amounts to future net undiscounted cash flows expected to be generated by such assets when events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Should an impairment exist, the impairment loss would be measured based on the excess carrying value of the asset over the asset’s fair value or estimates of future discounted cash flows.

For goodwill and indefinite-lived intangible assets, in-process research and development, we review for impairment annually and upon the occurrence of certain events as required by ASC Topic 350, “Intangibles – Goodwill and Other.” Goodwill and indefinite-lived intangible assets are tested at least annually for impairment and more frequently if events or changes in circumstances indicate that the asset might be impaired. We review goodwill for impairment by first assessing qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If we are able to determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, we would conclude that goodwill is not impaired. If the carrying amount of a reporting unit is zero or negative, the second step of the impairment test is performed to measure the amount of impairment loss, if any, when it is more likely than not that a goodwill impairment exists. The Company, recorded an impairment to goodwill and an IPR&D intangible assets for the year ended December 31, 2021, and did not record any impairment loss for goodwill or indefinite-lived intangible assets for the year ended December 31, 2020, for further details see Note 6 and Note 7.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of cash equivalents, accounts receivable, accounts payable and certain accrued and other liabilities approximate fair value due to their short-term maturities. Refer to Note 5 regarding the fair value of debt instruments and Note 9 regarding fair value measurements and inputs of warrants.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (referred to as an “exit price”). Fair value of an asset or liability considers assumptions that market participants would use in pricing the asset or liability, including consideration of non-performance risk.

Assets and liabilities are categorized into a three-level fair value hierarchy based on valuation inputs used to determine fair value.

Level 1 inputs are quoted prices in active markets for identical assets or liabilities.

Level 2 inputs are observable, either directly or indirectly.

Level 3 inputs are unobservable due to little or no corroborating market data.

The carrying amounts of the Company’s financial instruments, including cash equivalents, accounts receivable, accounts payable and certain accrued and other liabilities approximate fair value due to their short-term maturities. Refer to Note 7 regarding the impairment of goodwill and IPR&D, Note 8 regarding the fair value of debt instruments and Note 12 regarding fair value measurements and inputs of warrants.

Net Loss Per Share

Net Loss Per Share

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	September 30,
	2022	2021
Stock options	22,820	11,847
Unvested restricted stock units	5,770	36,141
Convertible preferred stock	10	10
Warrants	139,047	135,547

Net Loss Per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the period, including the pre-funded warrants, see Note 11, that were reclassified from warrant liability to equity as a result of the reverse stock split. Diluted net loss per share is based on the weighted-average common shares outstanding during the period plus dilutive potential common shares calculated using the treasury stock method. Such potentially dilutive shares are excluded when the effect would be to reduce a net loss per share. For purposes of basic and diluted per share computations, loss from continuing operations and net loss are reduced by the down round adjustments for convertible preferred stock and warrants.

The following table sets forth the potential shares of common stock that are not included in the calculation of diluted net loss per share because to do so would be anti-dilutive as of the end of each period presented:

	December 31,
	2021	2020
Stock options	17,701	1
Unvested restricted stock units	34,227	—
Convertible preferred stock	10	1,288
Warrants	139,047	269,669

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There were no new accounting standards adopted by the Company during the nine months ended September 30, 2022.

New accounting standards not yet adopted are discussed below.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to provide financial statement users with more useful information about expected credit losses on financial assets held by a reporting entity at each reporting date. In May 2019, the FASB issued ASU No. 2019-05, which amended the new standard by providing targeted transition relief. The new guidance replaces the existing incurred loss impairment methodology with a methodology that requires consideration of a broader range of reasonable and supportable forward-looking information to estimate all expected credit losses. In November 2019, the FASB issued ASU No. 2019-11, which amended the new standard by providing additional clarification. This guidance is effective for the fiscal years and interim periods within those years beginning after December 15, 2022. The Company is currently evaluating the impact the guidance will have on its consolidated financial statements.

Recent Accounting Pronouncements

New accounting standards adopted by the Company in 2021 are discussed below or in the related notes, where appropriate.

In May 2021, the FASB issued Accounting Standards Update (“ASU”) No. 2021-04, Earnings Per Share (Topic 260), Debt – Modifications and Extinguishments (Subtopic 470-50), Compensation – Stock Compensation (Topic 718), and Derivatives and Hedging Contracts in Entity’s Own Equity (Subtopic 815-40). This update provides guidance to clarify and reduce diversity in an accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument. This update additionally provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. This guidance is effective for the fiscal years and interim periods within those years beginning after December 15, 2021. Early adoption is permitted, including adoption in an interim period. The Company adopted this guidance early and the adoption did not have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued authoritative guidance intended to simplify the accounting for income taxes: ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This guidance eliminates certain exceptions to the general approach to the income tax accounting model and adds new guidance to reduce the complexity in accounting for income taxes. The adoption of this guidance on January 1, 2021, did not have a material impact on the Company’s consolidated financial statements.

New accounting standards not yet adopted are discussed below.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which is intended to provide financial statement users with more useful information about expected credit losses on financial assets held by a reporting entity at each reporting date. In May 2019, the FASB issued ASU No. 2019-05, which amended the new standard by providing targeted transition relief. The new guidance replaces the existing incurred loss impairment methodology with a methodology that requires consideration of a broader range of reasonable and supportable forward-looking information to estimate all expected credit losses. In November 2019, the FASB issued 2019-11, which amended the new standard by providing additional clarification. This guidance is effective for the fiscal years and interim periods within those years beginning after December 15, 2022. The Company is currently evaluating the impact the guidance will have on its consolidated financial statements.

Various other accounting standards and interpretations have been issued with 2021 effective dates and effective dates subsequent to December 31, 2020. The Company has evaluated the recently issued accounting pronouncements that are currently effective or will be effective in 2021 and believe that none of them have had or will have a material effect on the Company’s financial position, results of operations or cash flows.